OTHER FINANCIAL ITEMS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other financial items, net:
Amortization of deferred charges	$ (3,554,000)	$ (5,828,000)	$ (1,123,000)
Financing arrangement fees and other costs	(147,000)	(2,101,000)	(411,000)
Interest expense on un-designated interest rate swaps	(12,163,000)	(8,188,000)	(6,609,000)
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	677,000	7,084,000	(5,602,000)
Foreign exchange Gain (Loss) on operations	(978,000)	(634,000)	(176,000)
Total other financial items	(22,118,000)	(1,661,000)	(5,389,000)
Write off of Deferred Charges		2,700,000
Mark-to-market adjustment for currency swap derivatives	100,000
Interest rate swap
Other financial items, net:
Mark-to-market adjustment on derivatives	(5,953,000)	12,845,000	1,328,000
Foreign exchange contract
Other financial items, net:
Mark-to-market adjustment on derivatives	0	(4,839,000)	7,204,000
Golar Partners Operating credit facility [Member]
Other financial items, net:
Debt Related Commitment Fees and Debt Issuance Costs		$ 1,200,000